CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (18,754)	$ (33,694)	$ (34,203)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	3,550	4,328	4,276
Depreciation	476	482	461
Decrease in severance pay, net	(50)	(81)	(101)
Loss (gain) from property and equipment sales and disposals	7	12	(3)
Exchange rate differences loss (gain) on cash balances	(129)	393	59
Decrease (increase) in interest receivables from short-term bank deposits	92	(584)	469
Amortization of discount and accrued interest on marketable securities	(280)	0	0
Decrease (increase) in trade receivables	(61,000)	0	2,000
Decrease (increase) in other accounts receivable and prepaid expenses	(112)	3,043	(2,802)
Decrease (increase) in long-term prepaid expenses	666	12	(31)
Decrease in operating lease right of use asset	568	658	525
Increase (decrease) in trade payables and other accounts payable and accrued expenses	3,509	(1,601)	3,367
Increase (decrease) in deferred participation in R&D expenses	(325)	(6,019)	3,708
Increase in deferred revenues	36,541	0	0
Decrease in operating lease liability	(645)	(1,062)	(416)
Net cash used in operating activities	(35,886)	(34,113)	(22,691)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	79,242	114,445	136,850
Investment in short-term bank deposits	(32,100)	(76,900)	(129,945)
Proceeds from maturity of marketable securities	10,145	0	0
Investment in marketable securities	(21,605)	0	0
Purchase of property and equipment	(172)	(477)	(292)
Costs of disposal of property and equipment	0	(10)	0
Proceeds from sale of property and equipment	0	2	3
Net cash provided by investing activities	35,510	37,060	6,616
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	3,081	0	14,958
Proceeds from exercise of warrants	0	0	425
Proceeds from exercise of stock-based awards	0	353	1,455
Net cash provided by financing activities	3,081	353	16,838
Effect of exchange rate changes on cash	129	(393)	(59)
Increase in cash, cash equivalents and restricted cash	2,834	2,907	704
Cash, cash equivalents and restricted cash at the beginning of the year	11,421	8,514	7,810
Cash and cash equivalents and restricted cash at the end of the year	14,255	11,421	8,514
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	(5)	117	116
Right-of-use asset obtained in exchange for operating lease liability	71	237	0
Cash received during the year for:
Interest payments received from short-term bank deposits and cash equivalents	3,052	852	1,364
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	13,890	11,059	7,801
Restricted cash	365	362	713
Total cash, cash equivalents and restricted cash	$ 14,255	$ 11,421	$ 8,514